- - ------------------------------------------------------------------------------
- - ------------------------------------------------------------------------------

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                          ---------------------------
                          ---------------------------

                                  FORM 10-QSB



(MARK ONE)

 [X] QUARTERLY REPORT UNDER SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934 For the quarterly period ended March 31, 1996


 [ ] TRANSITION REPORT UNDER SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934 For the transition period from __________ to __________


                              Commission File Number 0-24166


                                     GRAPHIX ZONE, INC.
                        (Name of small business issuer in its charter)


                CALIFORNIA                              33-0367598
     -------------------------------              --------------------
     (State or other jurisdiction of              (I.R.S. Employer
      incorporation or organization)               Identification No.)


            42 CORPORATE PARK, SUITE 200
                IRVINE, CALIFORNIA                     92714
     ---------------------------------------       -----------
     (Address of principal executive offices)       (Zip Code)


           Issuer's telephone number (including area code):  (714) 833-3838

            -----------------------------------------------------------

     Check whether the issuer: (1) filed all reports required to be filed by
Section 13 or 15(d) of the Exchange Act during the past 12 months (or for shorter period that registrant was required to file such reports), and (2) has
been subject to such filing requirements for the past 90 days. Yes  X   No
                                                                  -----   ----

     The number of shares outstanding of the registrant's only class of Common Stock, no par value, was 5,193,343 on May 2, 1996.

- - ------------------------------------------------------------------------------
- - ------------------------------------------------------------------------------

                                 GRAPHIX ZONE, INC.
                                 Table of Contents
              Form 10-QSB for the Quarterly Period Ended March 31, 1996



PART I:  FINANCIAL INFORMATION                                       PAGE
- - ------   ---------------------                                       ----

Item 1.  Financial Statements

         Balance Sheet at March 31, 1996                               3

         Statements of Operations for the three-month
            periods ended March 31, 1996 and 1995                      4

         Statements of Operations for the nine-month
            periods ended March 31, 1996 and 1995                      5

         Statements of Cash Flow for the nine-month
            periods ended March 31, 1996 and 1995                      6

         Notes to Financial Statements                                 7

Item 2.  Management's Discussion and Analysis or Plan of Operation     9



PART II. OTHER INFORMATION
- - -------- -----------------

Item 1.  Legal Proceedings                                            14

Item 2.  Changes in Securities                                        14

Item 3.  Defaults Upon Senior Securities                              14

Item 4.  Submission of Matters to a Vote of Security Holders          14

Item 5.  Other Information                                            14

Item 6.  Exhibits and Reports on Form 8-K                             14

Signatures                                                            16

                          PART I. FINANCIAL INFORMATION

ITEM 1.  FINANCIAL STATEMENTS.
                                GRAPHIX ZONE, INC.
                                   Balance Sheet
                                  March 31, 1996
                                    (Unaudited)


                               ASSETS


Cash and cash equivalents                                $   1,473,490
Accounts receivable, net                                       864,898
Inventories                                                    470,952
Prepaid expenses                                               164,254
Deferred income taxes                                           51,283
                                                         -------------
      Total current assets                                   3,024,877

Property and equipment, net                                    650,134
Due from StarPress                                           3,504,216
Other assets                                                   169,999
                                                         -------------
                                                         $   7,349,226
                                                         -------------
                                                         -------------

               LIABILITIES AND SHAREHOLDERS' EQUITY


Obligation under sponsor advance agreement               $      75,000
Current installments of obligations under capital leases       132,161
Accounts payable                                             1,306,860
Accrued royalties                                              478,279
Accrued liabilities                                            280,550
Deferred revenue                                               300,984
                                                         -------------
      Total current liabilities                              2,573,834

Accrued royalties - long-term                                  116,985
Other liabilities                                               98,481
                                                         -------------
      Total liabilities                                      2,789,300

Shareholders' equity:
  Preferred stock, no par value.  Authorized 5,000,000
    shares; no shares issued or outstanding                      --
  Common stock, no par value.  Authorized 10,000,000
    shares; issued and outstanding  5,186,743 shares        15,214,552
  Accumulated deficit                                      (10,654,626)
                                                         -------------
      Net shareholders' equity                               4,559,926
                                                         -------------
                                                         $   7,349,226
                                                         -------------
                                                         -------------

See accompanying notes to financial statements.

                               GRAPHIX ZONE, INC.
                            Statements of Operations
                                  (Unaudited)


                                             Three-month periods
                                               ended March 31,
                                              ----------------
                                             1996          1995
                                             ----          ----

Net revenues                           $   578,282    $   1,656,627

Cost of revenues                           155,947        1,206,019
                                        ----------     ------------
Gross margin                               422,335          450,608
                                        ----------     ------------
Operating expenses:
  Research and development                 819,681            --
  Sales and marketing                      296,249          365,872
  General and administrative               684,561          379,850
                                        ----------     ------------
      Total operating expenses           1,800,491          745,722
                                        ----------     ------------

Operating loss                          (1,378,156)        (295,114)

Interest income, net                         4,823              705
                                        ----------     ------------
Loss before income taxes                (1,373,333)        (294,409)

Provision for income taxes                    --              --
                                        ----------     ------------
Net loss                               $(1,373,333)   $    (294,409)
                                        ----------     ------------
                                        ----------     ------------


Loss per share of common stock         $     ( .29)   $       ( .12)
                                        ----------     ------------
                                        ----------     ------------

Weighted average common shares           4,676,203        2,540,890
                                        ----------     ------------
                                        ----------     ------------





See accompanying notes to financial statements.

                                 GRAPHIX ZONE, INC.
                              Statements of Operations
                                    (Unaudited)




                                             Nine-month periods
                                               ended March 31,
                                             -----------------
                                             1996          1995
                                             ----          ----
                                                      (As Restated -
                                                        see note 3)

Net revenues                           $ 1,628,809    $   2,746,447

Cost of revenues                         1,495,865        2,540,900
                                        ----------     ------------
Gross margin                               132,944          205,547
                                        ----------     ------------
Operating expenses:
  Research and development               1,663,546             --
  Sales and marketing                    1,170,496          794,358
  General and administrative             1,631,553        1,469,973
                                        ----------     ------------
      Total operating expenses           4,465,595        2,264,331
                                        ----------     ------------

Operating loss                          (4,332,651)      (2,058,784)

Interest income, net                        12,987           15,455
                                        ----------     ------------
Loss before income taxes                (4,319,664)      (2,043,329)

Provision for income taxes                     800             --
                                        ----------     ------------
Net loss                               $(4,320,464)   $  (2,043,329)
                                        ----------     ------------
                                        ----------     ------------


Loss per share of common stock         $     (1.11)   $       ( .80)
                                        ----------     ------------
                                        ----------     ------------

Weighted average common shares           3,886,908        2,539,999
                                        ----------     ------------
                                        ----------     ------------





See accompanying notes to financial statements.

                              GRAPHIX ZONE, INC.
                           Statements of Cash Flow
                                 (Unaudited)


                                                                       Nine-month periods
                                                                        ended March 31,
                                                                        ---------------
                                                                        1996        1995
                                                                        ----        ----
                                                                                 (As Restated -
                                                                                     see note 3)
Cash flows from operating activities:
  Net loss                                                         $  (4,320,464) $  (2,043,329)
  Adjustments to reconcile net loss to net cash
  used in operating activities:
     Depreciation and amortization                                       645,556        605,312
     Stock option compensation expense                                     --           332,000
     Write-down of software development costs                            237,600           --
     Provision for sales returns, allowances and doubtful accounts       708,168         10,000
     Increase in accounts receivable                                    (859,186)      (547,104)
     Increase in inventories                                            (418,862)       (16,954)
     Increase in prepaid expenses                                        (64,288)      (225,000)
     Increase in other current assets                                      --            (4,919)
     Decrease (increase) in other assets                                   6,500        (29,412)
     Increase in accounts payable                                        798,638        201,361
     Increase (decrease) in accrued royalties                           (573,359)       443,778
     Increase in accrued liabilities                                      17,016         95,108
     Increase (decrease) in deferred revenue                              78,000        (78,787)
     Increase (decrease) in other liabilities                             22,094        (21,175)
                                                                     -----------     -----------
         Net cash used in operating activities                        (3,722,587)    (1,279,121)
                                                                     -----------     -----------
Cash flows from investing activities:
  Proceeds from short-term investments                                    --          1,466,435
  Advances to StarPress                                               (3,504,216)         --
  Purchases of property and equipment                                   (346,128)      (210,628)
  Software development costs                                            (535,740)      (818,440)
                                                                     -----------     -----------
         Net cash provided by (used in) investing activities          (4,386,084)       437,367
                                                                     -----------     -----------
Cash flows from financing activities:
  Principal payments on short-term borrowings                           (500,000)         --
  Principal payments on capital lease obligations                       (127,836)         --
  Repayment of sponsor advances                                         (150,000)       (75,000)
  Proceeds from common stock issuance                                  9,841,807        450,000
                                                                     -----------     -----------
         Net cash provided by financing activities                     9,063,971        375,000
                                                                     -----------     -----------

Net increase (decrease) in cash and cash equivalents                     955,300       (466,754)
Cash and cash equivalents at beginning of period                         518,190        775,422
                                                                     -----------     -----------
Cash and cash equivalents at end of period                         $   1,473,490  $     308,668
                                                                     -----------     -----------
                                                                     -----------     -----------

Supplemental disclosures of cash flow information:
  Cash paid during the period for interest                         $      22,366  $      19,397
  Cash paid during the period for income taxes                     $         800  $       --



See accompanying notes to financial statements.

                                  GRAPHIX ZONE, INC.
                             Notes to Financial Statements
                                     (Unaudited)




(1)  BACKGROUND AND ORGANIZATION

     Graphix Zone, Inc. (the "Company") is a California corporation and was incorporated in August 1989. The Company is engaged in the development and marketing of interactive CD-ROM products and multimedia services for the personal computer industry.


(2)  BASIS OF PRESENTATION

     The financial statements included herein have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the "Commission"). Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations. The Company believes that the disclosures are adequate to make the information presented not misleading when read in conjunction with the Company's financial statements for the year ended June 30, 1995 included in the Company's Annual Report on Form 10-KSB filed with the Commission. The financial information presented reflects all adjustments, consisting only of normal recurring adjustments, which are, in the opinion of management, necessary for a fair statement of the results for the interim periods presented. Results for the nine month period ended March 31, 1996 is not necessarily indicative of results which may be expected for the full year.


(3)  RESTATEMENT OF FISCAL 1995 INTERIM FINANCIAL STATEMENTS

     In the fourth quarter of fiscal 1995, the Company recorded a compensation charge of $332,000 relating to an August 1994 extension of a stock option held by an executive officer who left the Company. The accompanying financial statements for the nine-month period ended March 31, 1995 have been restated to reflect this compensation charge which was not originally reflected in such statements.


(4)  MERGER/DUE FROM STARPRESS

     As of January 3, 1996, the Company entered into an Agreement and Plan of Reorganization with StarPress, Inc. ("StarPress"), a Colorado corporation, pursuant to which each of the Company and StarPress will become wholly owned subsidiaries of a newly formed Delaware corporation ("New GZ"). The consummation of the reorganization is subject to completion of numerous conditions, including without limitation, effectiveness of a Form S-4 Registration Statement with the Securities and Exchange Commission, obtaining a permit from the California Department of Corporations and other blue sky authorities, securing approval of the reorganization from the shareholders of both the Company and StarPress, and a limited number of shareholders exercising dissenting shareholder status.

     On February 2, 1996, the Company sold units consisting of an aggregate of 1,449,378 shares of its Common Stock and warrants to purchase an aggregate of 483,135 shares of its Common Stock (at $4.125 per share) to twenty-two
     (22) accredited investors for a total consideration of $5,978,645
     ($4.125 per unit). Offering expenses related to the private placement of $405,898 were netted against the total proceeds. As of May 1, 1996, approximately $3,716,000 of the net proceeds from the sale of Common Stock have been advanced to or expended on behalf of StarPress as working capital and for debt repayment. Of these advances, $2,765,600 are secured by a second priority security interest in all of StarPress' assets, bear interest at the applicable Federal rate as of the date of the advances and are payable on demand or in six months if no demand is made. The bank loan with the first priority interest in StarPress' assets matured on March 29, 1996 and is currently in default. Management of the Company and of StarPress have tentatively negotiated a refinancing of that loan, subject to execution of definitive documentation.

     Beginning in February, 1996 the Company and StarPress began centralizing operations at the Company's facilities and the Company incurred certain costs on behalf of StarPress. In addition to the secured advances discussed above, the Company has recorded a receivable due from StarPress, of approximately $738,600, related to these costs. Included in the receivable is an allocation to StarPress of selling, marketing and administrative costs based upon a percentage of the combined entity's sales for the fiscal quarter, and an estimate of use of personnel and resources. The secured advances and receivable of approximately $2,765,600 and $738,600, respectively, are recorded as Due from StarPress on the accompanying March 31, 1996 balance sheet.


(5)  STOCK WARRANTS

     On March 13, 1996 the Company and StarPress signed a multi-year distribution agreement with GT Interactive Software Corporation to exclusively distribute the Company's and StarPress' products in the mass-merchant channel. Included as part of the distribution agreement, GT Interactive was issued a warrant to purchase eight hundred thousand (800,000) shares of the Company's common stock. The warrant is exercisable at the lesser of $5.125 or the current market price of the common stock of the New GZ twenty-one trading days following the consummation of the reorganization of the Company and StarPress. The warrant is exercisable immediately and expires on February 28, 2001.

ITEM 2. MANAGEMENT'S DISCUSSION AND ANALYSIS OR PLAN OF OPERATION.

THREE AND NINE MONTHS ENDED MARCH 31, 1996 COMPARED TO THE THREE AND NINE MONTHS ENDED MARCH 31, 1995

GENERAL

     The Company develops, produces and markets multimedia products and services for the personal computer industry. Multimedia is a rapidly expanding area of the personal computer industry characterized by the combination of sound, video, animation, graphics and interactivity with conventional text applications. The Company is best known for its interactive music CD-ROM ("IMCD-TM-") titles, but also develops, publishes and distributes other entertainment and education-oriented titles. The Company previously operated marketing and multimedia production services departments, but these services have been discontinued as the Company focuses its efforts on CD-ROM publishing and the development of a comprehensive Internet strategy.

     The Company entered the interactive music market in June 1994 with the introduction of P INTERACTIVE, featuring the recording artist formerly known as Prince. This was followed in February 1995 with HIGHWAY 61 INTERACTIVE, featuring Bob Dylan. In September 1995 the Company entered into a contract with Herbie Hancock to develop a series of interactive jazz titles, and is in negotiations with numerous other musical artists.

          The Company also develops entertainment and "edutainment" titles, including its first CD-ROM title, THE GUIDED TOUR OF MULTIMEDIA, which was introduced in May 1993 and is a reference tool on multimedia. The Company released the second edition of this title in November 1995. The Company released its first in a series of entertainment titles based on the AMERICA'S FUNNIEST HOME VIDEOS television show in November 1995. In March, 1996 the Company released, in partner with Earthlink Network, Inc., an all-in-one Internet access product. Additionally, the Company has collaborated with Oliver Stone to produce an interactive CD-ROM based on Stone's film NIXON which is expected to be released in May 1996.

     As of January 3, 1996, the Company entered into an Agreement and Plan of Reorganization with StarPress, Inc. ("StarPress"), a Colorado corporation, pursuant to which each of the Company and StarPress will become wholly owned subsidiaries of a newly formed Delaware corporation ("New GZ"). The consummation of the reorganization is subject to completion of numerous conditions, including without limitation, effectiveness of a Form S-4 Registration Statement with the Securities Exchange Commission, obtaining a permit from the California Department of Corporations and other blue sky authorities, securing approval of the reorganization from the shareholders of both the Company and StarPress, and a limited number of shareholders exercising dissenting shareholder status.

     On February 2, 1996, the Company sold units consisting of an aggregate of 1,449,378 shares of its Common Stock and warrants to purchase an aggregate of 483,135 shares of its Common Stock (at $4.125 per share) to twenty-two
(22) accredited investors for a total consideration of $5,978,645 ($4.125 per unit). As of May 1, 1996, approximately $3,716,000 of the net proceeds from the sale of Common Stock have been advanced to or expended in behalf of StarPress as working capital and for debt repayment. Of these advances, $2,765,600 are secured by a second priority security interest in all of StarPress' assets, bear interest at the applicable Federal rate as of the date of the advances and are payable on demand or in six months if no demand is made. The bank loan with the first priority interest in StarPress' assets matured on March 29, 1996 and is currently in default. Management of the Company and of StarPress have tentatively negotiated a refinancing of that loan, subject to execution of definitive documentation.

     In February, 1996 the Company and StarPress began centralizing operations at the Company's facilities and the Company incurred certain costs on behalf of StarPress. The Company has recorded a receivable from StarPress of approximately $738,600 related to these costs. Included in the receivable is an allocation to StarPress of selling, marketing and administrative costs based upon a percentage of the combined entity's sales for the fiscal quarter, and an estimate of use of personnel and resources.

     On March 13, 1996 the Company and StarPress signed a multi-year distribution agreement with GT Interactive Software Corporation to exclusively distribute the Company's and StarPress' products in the mass-merchant channel. Included as part of the distribution agreement, GT Interactive was issued a warrant to purchase eight hundred thousand (800,000) shares of the Company's common stock. The warrant is exercisable at the lesser of $5.125 or the current market price of the common stock of the New GZ twenty-one trading days following the consummation of the reorganization of the Company and StarPress. The warrant is exercisable immediately and expires on February 28, 2001.

RESULTS OF OPERATIONS

     The following table sets forth, for the periods indicated, the percentage of total revenues represented by items included in the Company's Statements of Operations:

                                         Three Months  Three Months  Nine Months   Nine Months
                                            Ended       Ended         Ended         Ended
                                        Mar 31, 1996  Mar 31, 1995  Mar 31, 1996  Mar 31, 1995
                                        ------------  ------------  ------------  ------------
Net revenues . . . . . . . . . . . . .      100%          100%           100%         100%

Cost of revenues . . . . . . . . . . .       27%           73%            92%          93%
                                            ----          ----           ----         ----
Gross Margin . . . . . . . . . . . . .       73%           27%             8%           7%

Research and development expenses. . .      142%           --            102%          --
Sales and marketing expenses . . . . .       51%           22%            72%          29%
General and administrative expenses. .      118%           23%           100%          53%
                                            ----          ----           ----         ----
Operating loss . . . . . . . . . . . .     (238)%         (18)%         (266)%        (75)%

Interest income, net . . . . . . . . .        1%           --              1%           1%
                                            ----          ----           ----         ----
Net loss . . . . . . . . . . . . . . .     (237)%         (18)%         (265)%        (74)%
                                            ----          ----           ----         ----
                                            ----          ----           ----         ----

NET REVENUES

     Revenues for the three months ended March 31, 1996 decreased $1,078,345 to $578,282 as compared to $1,656,627 for the comparable prior year period. There were several reasons for the significant decrease. First, for the three months ended March 31, 1995 the Company recorded revenues of approximately $351,000 from multimedia production and marketing services compared to a negligible amount for the three months ended March 31, 1996. Second, for both the three months ended March 31, 1996 and 1995 the Company released one new product; however, the Company recorded revenues of approximately $1,183,000 for the launch of HIGHWAY 61 INTERACTIVE during the three months ended March 31, 1995 compared to approximately $538,000 for the release of an Internet access product for the three months ended March 31, 1996.

     For the nine months ended March 31, 1996, revenues decreased $1,117,638 to $1,628,809 as compared to $2,746,447 for the nine months ended March 31, 1995. The decrease occurred for the same reasons discussed above for the decrease for the three months ended March 31, 1996.

     The Company's revenues and income may fluctuate periodically as a result of timing of new IMCD-TM- and entertainment and edutainment releases, and external factors such as seasonal buying patterns for IMCD-TM-s and other CD-ROM titles. The Company grants certain distributors and retailers certain rights to return unsold inventory. Consequently, although the Company records revenue upon shipment, it accrues a reserve based on the Company's estimate of expected returns.

GROSS MARGIN

     Gross margin was 73% and 8% for the three and nine month periods ended March 31, 1996 respectively, as compared to 27% and 7% for the comparable prior year periods. The significant increase in gross margin, as a percentage of net revenues, for the three months ended March 31, 1996 as compared to the comparable prior year period is primarily a result of the fiscal 1996 period not including amortization of capitalized software development costs. The Company fully amortized all software development costs in the second quarter of fiscal year 1996 and now expenses continuing development efforts as research and development expense, as incurred (see Research and Development expenses). The Company expects the gross margin, as a percentage of net revenues, for the three months ended March 31, 1996, to be more representative of future operating periods, than the gross margin percentage for the nine months ended March 31, 1996.

RESEARCH AND DEVELOPMENT EXPENSES

     Research and development expenses were $819,681 and $1,663,546 for the three and nine months ended March 31, 1996 and represented 142% and 102%, respectively, of the Company's net revenues. The Company did not expense software development costs as incurred in prior year periods, as no significant costs were incurred prior to establishment of technological feasibility. Recently the development process has evolved to the point were technological feasibility is established later in the development cycle. Therefore, the Company expects to expense these development costs as incurred. The Company believes that in future periods research and development expenses may increase in volume as more projects are undertaken.

SALES AND MARKETING EXPENSES

     Sales and marketing expenses increased by $376,138 to $1,170,496 and increased as a percentage of net revenues to 72% from 29%, for the nine months ended March 31, 1996. The increase in sales and marketing expenses in fiscal 1996 as compared to fiscal 1995 is primarily due to costs associated with direct distribution of the Company's CD-ROM products. These costs include sales commissions, administrative costs of internally managing the distribution network and internal sales force, as well as increased marketing expenditures. Direct distribution costs were only incurred during the last two quarters of fiscal 1995 (and hence had a much smaller effect on the first nine months of fiscal 1995), compared to all of fiscal 1996. The increase in sales and marketing expenses, as a percentage of net revenues, for the three months ended March 31, 1996 as compared to the comparable prior year period was primarily attributable to lower revenues in the 1996 period against a relatively stable cost base.

GENERAL AND ADMINISTRATIVE EXPENSES

      General and administrative expenses increased $304,711 and $161,580 to $684,561 and $1,631,553 and increased as a percentage of net revenues to 118% and 102% from 23% and 53%, respectively, for the three and nine month periods ended March 31, 1996. The increase in general and administrative expenses both in volume and as a percentage of net revenues for the three months ended March 31, 1996 as compared to the comparable prior year period is primarily a result of the Company recording approximately $409,000 of non-recurring merger related professional fees offset by certain cost reduction efforts made in anticipation of the reorganization with StarPress. The increase in general and administrative expenses for the nine months ended March 31, 1996 as compared to the comparable prior year period is primarily a result of the $409,000 merger related charge discussed above and the addition of personnel and professional consulting to support the Company's growth offset by the recording of a one-time compensation charge of $332,000 in the first quarter of fiscal 1995.

INTEREST INCOME, NET

     The Company's net interest income of $4,823 and $15,455 for the three and nine months ended March 31, 1996 resulted primarily from earnings on the proceeds from the Company's private equity offering in the first and third quarters of fiscal 1996 offset by interest expense incurred on its leasing lines. The Company will continue to incur interest expense to the extent that it utilizes leasing or other forms of financing to acquire computer or other equipment for expanding operations.

NET LOSS

     The Company incurred a net loss of $1,373,333 and $4,320,464 for the three and nine months ended March 31, 1996, respectively, as compared to a net loss of $294,409 and $2,043,329 for the comparable prior year periods. The increase in net loss for the three months ended March 31, 1996 compared to the same prior year period resulted from the Company recording approximately $472,000 of non-recurring operating expenses related to the merger coupled with the recording of research and development expenditures which were not expensed as incurred in the prior fiscal year. The increase in net loss for the nine months ended March 31, 1996 occurred for several reasons. First, the nine months ended March 31, 1996 were impacted by the increase in net loss for the three months ended March 31, 1996, discussed above. Second, THE IMPROV PRESENTS WINDOWS 95 FOR THE TECHNICALLY CHALLENGED, which was released in the first quarter of fiscal 1996, was largely unsuccessful and therefore revenues did not offset related development costs. Third, in the second quarter of fiscal 1996 the Company accelerated and fully amortized all software development costs.

          Because the Company did not incur significant interest or income taxes, net loss for the periods presented was not materially different from operating loss.

LIQUIDITY AND CAPITAL RESOURCES

     The Company's principal source of liquidity is cash. At March 31, 1996, the Company had cash and cash equivalents of $1,473,490, net working capital of $451,043 and net shareholders' equity of $4,559,926. At June 30, 1995, cash, net working capital deficiency and net shareholders' deficiency were $518,190, ($1,509,379) and ($961,417), respectively. The increase in cash and cash equivalents, working capital and shareholders' equity were primarily a result of the Company raising $9,445,997 through two private equity offering.
 In August and September 1995 the Company raised $3,873,250 from private equity offerings of a total of 697,930 shares of restricted common stock to thirteen accredited investors. In February 1996 the Company raised $5,978,645 from a private equity offering of a total of 1,449,378 shares of restricted common stock to twenty-two accredited investors. Net of offering expenses, the Company received $5,572,747 in cash of which, as of May 1, 1996, approximately $3,716,000 has been advanced to or expended on behalf of StarPress as working capital and for debt repayment. Additionally, the Company received $395,810 from the exercise of stock options. The Company anticipates additional advances to StarPress prior to the consummation of the reorganization. Cash used in operating activities for the nine months ended March 31, 1996 was $3,722,587.

     The proceeds from these private offerings have been and will be used as working capital to fund the development of future CD-ROM products, marketing costs for various soon to be released titles, royalty payments on existing titles and expected advance royalty payments to entertainment content owners for future titles, and other costs associated with the reorganization with StarPress and the continued growth and expansion of the Company.

     These costs will continue to affect liquidity as the Company devotes additional capital resources to the development of CD-ROM titles, because these costs are incurred considerably in advance of the revenues to be received. The Company's liquidity can be adversely affected in any given quarter of a year by the timing of incurred CD-ROM development costs, which is difficult for the Company to predict. As the Company continues to grow and upon completion of the merger with StarPress, it expects to begin producing and distributing multiple titles simultaneously. This diversification should help the Company's quarter-to-quarter liquidity as development costs on one title can be offset by revenues from a previously released title.

     As the Company focuses its resources and energies on CD-ROM publishing and the development of a comprehensive Internet strategy, the costs (including capital expenditures) associated with such development have recently been and will continue to be considerable and will be incurred before any significant related CD-ROM title revenue is realized. The Company established an equipment purchase line of credit during fiscal year 1995 with a leasing company to finance computer equipment aggregating up to $250,000. As of March 31, 1996, $198,850 remained available for future equipment acquisitions. This credit line gives the Company added financial flexibility to either purchase or lease necessary equipment.

     The Company's long-term liquidity is principally contingent on the Company's completion of the reorganization with StarPress and its ability to raise funds through private and public equity offerings. The combined Graphix Zone/StarPress entity is expected to yield greater revenues and significant cost savings thus improving overall liquidity. The Company's anticipated liquidity needs are based on a number of factors, including the size of the business and related working capital needs, the extent of CD-ROM development costs and funding requirements, and the level of corporate operating costs. The Company believes that its present funding sources, including the proceeds from the aforementioned private equity offerings are sufficient to sustain these needs through fiscal 1996.

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


                           PART II.  OTHER INFORMATION


ITEM 1.    LEGAL PROCEEDINGS.

           None.

ITEM 2.    CHANGES IN SECURITIES.

           None.

ITEM 3.    DEFAULTS UPON SENIOR SECURITIES.

           None.

ITEM 4.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

           None.


ITEM 5.    OTHER INFORMATION.

           None.

ITEM 6.    EXHIBITS AND REPORTS ON FORM 8-K.

     (a)  Exhibits.
               10.32 . . . . . . . Distribution Agreement dated March 13, 1996, by and among the Company, StarPress and GT
                                   Interactive Software Corp., a Delaware
                                   corporation ("GTIS"). (1)

               10.33 . . . . . . . Keep-Well Agreement date March 13, 1996 by and among the Company, GTIS and Graphix Zone, Inc, a Delaware corporation. (1)

               10.34 . . . . . . . Common Stock Purchase Warrant for 800,000
                                   shares of the Company's Common Stock dated
                                   March 13, 1996.  (1)

               10.35 . . . . . . . Registration Rights Agreement dated
                                   March 13, 1996 by and between the Company and GTIS. (1)

               10.36 . . . . . . . Form of Registration Rights Agreement dated
                                   February 2, 1996, entered into by and among the Company and each of the accredited investors that purchased Units, consisting of one share of the Company's Common Stock and a warrant to purchase one additional share of the Company's Common Stock for every three shares of the

                                   Company's Common Stock purchased, in the Company's 1996 private placement offering, pursuant to which an aggregate of 1,449,378 shares of the Company's Common Stock and warrants to purchase an additional 483,135 shares of the Company's Common Stock (the "1996 Private Placement Warrants") were issued and sold. (1)

               10.37 . . . . . . . Form of Warrant Agreement dated February 2,
                                   1996, entered into by and among the Company
                                   and each of the holders of the 1996 Private
                                   Placement Warrants.  (1)

       (1) Filed as an exhibit to Graphix Zone, Inc.'s, a Delaware corporation, Registration Statement on Form S-4 filed with the Commission March 26, 1996 and incorporated herein by reference.



     (b) Reports on Form 8-K.

          The Company filed a current report on Form 8-K on January 3, 1996, under Item 5 - Other Events, with respect to the Company entering into an Agreement and Plan of Reorganization between the Company and StarPress, Inc.

          The Company filed a current report on Form 8-K on February 2, 1996, under Item 5 - Other Events, with respect to a sale of restricted stock.

                                       SIGNATURES



     In accordance with the requirements of the Exchange Act, the registrant caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:     May 14, 1996               GRAPHIX ZONE, INC.



                                     By: /s/CHARLES R. CORTRIGHT JR.
                                        -----------------------------------
                                         Charles R. Cortright, Jr., President,
                                         Interim Chief Financial Officer and
                                         Principal Financial and Accounting
                                         Officer.





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